Changes in significant accounting policies	6 Months Ended
Jun. 30, 2018
Disclosure Of Changes In Accounting Policies, Accounting Estimates And Errors [Abstract]
Changes in significant accounting policies
Changes in significant accounting policies

A summary of the Company's significant accounting policies can be found in the Company's consolidated financial statements for the year ended December 31, 2017.

Except as described below, the accounting policies and calculation methods adopted in the preparation of these condensed consolidated interim financial statements are consistent with those applied in the Group's consolidated financial statements as at and for the year ended December 31, 2017, that have been prepared in accordance with IFRS.

The changes in accounting policies are also expected to be reflected in the Group's consolidated financial statements as at and for the year ending December 31, 2018.

The Group adopted IFRS 15 Revenue from Contracts with Customers (see A) and IFRS 9 Financial Instruments (see B) on January 1, 2018. A number of other new standards are effective from January 1, 2018 but they do not have a material effect on the Group's financial statements.

The effect of initially applying these standards is mainly attributed to the following:

–	recognizing revenue for spot charters on a load-to-discharge basis instead of a discharge-to-discharge basis;

–	capitalizing the voyage expenses incurred between the previous discharge port and the next load port if they qualify as fulfillment costs and if they are expected to be recovered;

–	an increase in impairment losses recognized on financial assets.

A.    IFRS 15 Revenue from Contracts with Customers

IFRS 15 establishes a comprehensive framework for determining whether, how much and when revenue is recognized. It replaced IAS 18 Revenue, IAS 11 Construction Contracts and related interpretations. The Group has adopted IFRS 15 using the cumulative effect method (without practical expedients), with the effect of initially applying this standard recognized at the date of initial application (i.e. January 1, 2018). Accordingly, the information presented for 2017 has not been restated - i.e. it is presented, as previously reported, under IAS 18, IAS 11 and related interpretations.

The following table summarizes the impact, net of tax, of transition to IFRS 15 on retained earnings at January 1, 2018.

(in thousands of USD)	Impact of adopting IFRS 15 at January 1, 2018

Retained earnings
Revenue on a load-to-discharge basis	(4,422)
Recognition capitalized fulfillment costs	2,693
Impact at January 1, 2018	(1,729)

The following tables summarize the impacts of adopting IFRS 15 on the Group's interim statement of financial position as at June 30, 2018 and its interim statement of profit or loss and OCI for the six months then ended for each of the line items affected. There was no material impact on the Group's interim statement of cash flows for the six-month period ended June 30, 2018.

Impact on the condensed interim consolidated statement of financial position

(in thousands of USD)	Amounts after adoption of IFRS 15	Adjustments	Amounts without adoption of IFRS 15

ASSETS
Non-current assets	3,739,491	—	3,739,491
Current assets	447,618	(6,591)	454,209
Trade and other receivables	239,819	(6,591)	246,410
TOTAL ASSETS	4,187,109	(6,591)	4,193,700

EQUITY AND LIABILITIES
Equity
Retained earnings	410,662	(2,092)	412,754
Equity attributable to owners of the Company	2,336,580	(2,092)	2,338,672
Non-current liabilities	1,428,312	—	1,428,312
Current liabilities	422,217	(4,499)	426,716
Trade and other payables	87,067	(4,499)	91,566
TOTAL EQUITY AND LIABILITIES	4,187,109	(6,591)	4,193,700

Impact on the condensed interim consolidated statement of profit or loss

(in thousands of USD)	Amounts after adoption of IFRS 15	Adjustments	Amounts without adoption of IFRS 15

Shipping income
Revenue	202,748	(2,168)	204,916
Total shipping income	215,056	(2,168)	217,224

Operating expenses
Voyage expenses and commissions	(46,277)	1,805	(48,082)
Total operating expenses	(284,706)	1,805	(286,511)

RESULT FROM OPERATING ACTIVITIES	(69,650)	(363)	(69,287)

PROFIT (LOSS) FOR THE PERIOD	(51,602)	(363)	(51,239)

TOTAL COMPREHENSIVE (LOSS) / INCOME FOR THE PERIOD	(52,007)	(363)	(51,644)

B.    IFRS 9 Financial Instruments

IFRS 9 sets out requirements for recognizing and measuring financial assets, financial liabilities and some contracts to buy or sell non-financial items. This standard replaces IAS 39 Financial Instruments: Recognition and Measurement.

The Group has applied the exemption not to restate prior periods with respect to classification and measurement (including impairment). Accordingly, the information presented for 2017 has not been restated.

The following table summarizes the impact, net of tax, of transition to IFRS 9 on the opening balance of retained earnings.

(in thousands of USD)	Impact of adopting IFRS 9 at January 1, 2018

Retained earnings
Recognition of expected credit losses under IFRS 9	(16)
Impact at January 1, 2018	(16)

The details of new significant accounting policies and the nature and effect of the changes to previous accounting policies are set out below.

i.    Classification and measurement of financial assets and financial liabilities

IFRS 9 largely retains the existing requirements in IAS 39 for the classification and measurement of financial liabilities. However, it eliminates the previous IAS 39 categories for financial assets of held to maturity, loans and receivables and available for sale.

The adoption of IFRS 9 has not had a significant effect on the Group's accounting policies related to financial liabilities and derivative financial instruments. The impact of IFRS 9 on the classification and measurement of financial assets is set out below.

Under IFRS 9, on initial recognition, a financial asset is classified as measured at: amortized cost; fair value through other comprehensive income (FVOCI) - debt investment; FVOCI - equity investment; or fair value through profit or loss (FVTPL). The classification of financial assets under IFRS 9 is generally based on the business model in which a financial asset is managed and its contractual cash flow characteristics. Derivatives embedded in contracts where the host is a financial asset in the scope of the standard are never separated. Instead, the hybrid financial instrument as a whole is assessed for classification.

A financial asset is measured at amortized cost if it meets both of the following conditions and is not designated as at FVTPL:

–	it is held within a business model whose objective is to hold assets to collect contractual cash flows; and

–	its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

A debt investment is measured at FVOCI if it meets both of the following conditions and is not designated as at FVTPL:

-	it is held within a business model whose objective is achieved by both collecting contractual cash flows and selling financial assets; and

–	its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

On initial recognition of an equity investment that is not held for trading, the Group may irrevocably elect to present subsequent changes in the investment's fair value in OCI. This election is made on an investment-by-investment basis.

All financial assets not classified as measured at amortized cost or FVOCI as described above are measured at FVTPL. This includes all derivative financial assets. On initial recognition, the Group may irrevocably designate a financial asset that otherwise meets the requirements to be measured at amortized cost or at FVOCI as at FVTPL if doing so eliminates or significantly reduces an accounting mismatch that would otherwise arise.

A financial asset (unless it is a trade receivable without a significant financing component that is initially measured at the transaction price) is initially measured at fair value plus, for an item not at FVTPL, transaction costs that are directly attributable to its acquisition.

The following accounting policies apply to the subsequent measurement of financial assets.

Financial assets at FVTPL	These assets are subsequently measured at fair value. Net gains and losses, including any interest or dividend income, are recognized in profit or loss.
Financial assets at amortized cost
These assets are subsequently measured at amortized cost using the effective interest method. The amortized cost is reduced by impairment losses (see (ii) below). Interest income, foreign exchange gains and losses and impairment are recognized in profit or loss. Any gain or loss on derecognition is recognized in profit or loss.

Debt investments at FVOCI
These assets are subsequently measured at fair value. Interest income calculated using the effective interest method, foreign exchange gains and losses and impairment are recognized in profit or loss. Other net gains and losses are recognized in OCI. On derecognition, gains and losses accumulated in OCI are reclassified to profit or loss.

Equity investments at FVOCI
These assets are subsequently measured at fair value. Dividends are recognized as income in profit or loss unless the dividend clearly represents a recovery of part of the cost of the investment. Other net gains and losses are recognized in OCI and are never reclassified to profit or loss.

The effect of adopting IFRS 9 on the carrying amounts of financial assets at January 1, 2018 relates solely to the new impairment requirements, as described further below.

The following table and the accompanying notes below explain the original measurement categories under IAS 39 and the new measurement categories under IFRS 9 for each class of the Group's financial assets as at January 1, 2018.

(in thousands of USD)	Original classification under IAS 39	New classification under IFRS 9	Original carrying amount under IAS 39	New carrying amount under IFRS 9
Financial assets
Forward exchange contracts used for hedging	Fair value - hedging instrument	Fair value - hedging instrument	467	467
Non-current receivables	Loans and receivables	Amortized cost	160,352	160,352
Trade and other receivables	Loans and receivables	Amortized cost	112,000	111,984
Cash and cash equivalents	Loans and receivables	Amortized cost	143,648	143,648
Total financial assets			416,467	416,451

Trade and other receivables that were classified as loans and receivables under IAS 39 are now classified at amortized cost. An increase of USD 16 thousand in the allowance for impairment over these receivables was recognized in opening retained earnings at January 1, 2018 on transition to IFRS 9. These trade and other receivables do not include additional trade receivables of USD 4.4 million that were recognized at January 1, 2018 on the adoption of IFRS 15 but did not have a material impact in the allowance for impairment.

ii.    Impairment of financial assets

IFRS 9 replaces the 'incurred loss' model in IAS 39 with an 'expected credit loss' (ECL) model. The new impairment model applies to financial assets measured at amortized cost, contract assets and debt investments at FVOCI, but not to investments in equity instruments. Under IFRS 9, credit losses are recognized earlier than under IAS 39.

The financial assets at amortized cost consist of trade receivables, cash and cash equivalents, and corporate debt securities.

Under IFRS 9, loss allowances are measured on either of the following bases:

–	12-month ECLs: these are ECLs that result from possible default events within the 12 months after the reporting date; and

–	lifetime ECLs: these are ECLs that result from all possible default events over the expected life of a financial instrument.

The Group measures loss allowances at an amount equal to lifetime ECLs, except for the following, which are measured as 12-month ECLs:

–	debt securities that are determined to have low credit risk at the reporting date; and

–
other debt securities and bank balances for which credit risk (i.e. the risk of default occuring over the expected life of the financial instrument) has not increased significantly since initial recognition.

The Group has elected to measure loss allowances for trade receivables and contract assets at an amount equal to lifetime ECLs.

When determining whether the credit risk of a financial asset has increased significantly since initial recognition and when estimating ECLs, the Group considers reasonable and supportable information that is relevant and available without undue cost or effort. This includes both quantitative and qualitative information and analyses, based on the Group's historical experience and informed credit assessment and including forward-looking information.

The Group assumes that the credit risk on a financial asset has increased significantly if it is more than 30 days past due.

The Group considers a financial asset to be in default when:

–	the borrower is unlikely to pay its credit obligations to the Group in full, without recourse by the Group to actions such as realising security (if any is held); or

–	the financial asset is more than 90 days past due.

The cash and cash equivalents are held with bank and financial institution counterparties, which are rated A- to AA+, based on rating agency S&P. Derivatives are entered into with banks and financial institution counterparties, which are rated A- to AA+, based on rating agency S&P.

The maximum period considered when estimating ECLs is the maximum contractual period over which the Group is exposed to credit risk.

Measurement of ECLs
ECLs are a probability-weighted estimate of credit losses. Credit losses are measured as the present value of all cash shortfalls (i.e. the difference between cash flows due to the entity in accordance with the contract and cash flows that the Group expects to receive). ECLs are discounted at the effective interest rate of the financial asset.

Credit-impaired financial assets
At each reporting date, the Group assesses whether financial assets carried at amortized cost and debt securities at FVOCI are credit-impaired. A financial asset is 'credit-impaired' when one or more events that have a detrimental impact on the estimated future cash flows of the financial asset have occurred.

Presentation of impairment
Loss allowances for financial assets measured at amortized cost are deducted from the gross carrying amount of the assets.

For debt securities at FVOCI, the loss allowance is recognized in OCI, instead of being recorded in the statement of profit or loss.

Impairment losses related to trade and other receivables, including contract assets, are presented separately in the statement of profit or loss and OCI. However, due to the small impact of IFRS 9 on the financial statements, no reclassification was done for the six-months ended June 30, 2018.

Impairment losses on other financial assets are not presented separately in the statement of profit or loss and OCI, because the amount is not material. It has been presented as part of the line 'finance costs'.

Impact of the new impairment model
For assets in the scope of the IFRS 9 impairment model, impairment losses are generally expected to increase and become more volatile. The Group has determined that the application of IFRS 9's impairment requirements at January 1, 2018, results in an additional impairment allowance as follows.

(in thousands of USD)
Loss allowance at December 31, 2017 under IAS 39	0
Additional impairment recognized at January 1, 2018 on:
Trade and other receivables as at December 31, 2017	16
Additional trade receivables recognized on adoption of IFRS 15	0
Loss allowance at January 1, 2018 under IFRS 9	16

Trade and other receivables
The ECLs were calculated based on actual credit loss experience over the past 10 years, taking into account reasonable and supportable forecast of future economic conditions.

iii.    Hedge accounting

The Group has elected to adopt the new general hedge accounting model in IFRS 9. This requires the Group to ensure that hedge accounting relationships are aligned with its risk management objectives and strategy and to apply a more qualitative and forward-looking approach to assessing hedge effectiveness.